Other Income	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other Income
Other Income

Year Ended December 31	2019	2018
Gains (losses) from sale of assets	$875.8	$(10.6)
Other components of net benefit cost (note 28)	27.4	18.9
Interest income and other revenue	9.0	2.7
Losses on investments	(4.1)	(10.1)
	$908.1	$0.9